S000005358 [Member] Expense Example - EMERGING MARKETS EQUITY INDEX FUND - EMERGING MARKETS EQUITY INDEX FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	$ 343